Significant equity transactions, restructuring transactions, mergers and acquisitions and equity investments (Tables)	12 Months Ended
Mar. 31, 2016
Alibaba Health
Acquisition
Schedule of the allocation of the purchase price at the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired	1,290
Amortizable intangible assets (i)
User base and customer relationships	8
Trade names, trademarks and domain names	35
Developed technology and patents	70
Goodwill	49,320
Deferred tax assets	19
Deferred tax liabilities	(19)

Total	50,723

The equity value comprised of:
- fair value of previously held equity interests	19,264
- fair value of noncontrolling interests	31,459

Total	50,723

(i)	Acquired amortizable intangible assets have estimated amortization periods not exceeding three years and a weighted-average amortization period of 2.6 years.

AutoNavi
Acquisition
Schedule of the allocation of the purchase price at the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired	2,236
Amortizable intangible assets (i)
User base and customer relationships	255
Trade names, trademarks and domain names	249
Developed technology and patents	1,387
Goodwill	4,380
Deferred tax assets	72
Deferred tax liabilities	(284)

Total	8,295

Amounts
(in millions of RMB)
Total purchase price comprised of:
- cash consideration	6,348
- fair value of previously held equity interests	1,947

Total	8,295

(i)Acquired amortizable intangible assets have estimated amortization periods not exceeding four years and a weighted-average amortization period of 3.0 years.

Alibaba Pictures
Acquisition
Schedule of the allocation of the purchase price at the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired (i)	5,899
Amortizable intangible assets (ii)
User base and customer relationships	4
Trade names, trademarks and domain names	95
Others	38
Goodwill	9,759
Deferred tax assets	13
Deferred tax liabilities	(17)
Noncontrolling interests	(10,836)

Total	4,955

(i)Net assets include the cash consideration of RMB4,955 million.

(ii)Acquired amortizable intangible assets have estimated amortization periods not exceeding three years and a weighted-average amortization period of 2.5 years.

UCWeb
Acquisition
Schedule of the allocation of the purchase price at the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired (i)	1,159
Amortizable intangible assets (ii)
User base and customer relationships	106
Trade names, trademarks and domain names	591
Developed technology and patents	561
Non-compete agreements	1,823
Goodwill	10,376
Deferred tax liabilities	(21)

Total	14,595

Total purchase price comprised of:
- cash consideration	2,826
- share-based consideration	3,782
- fair value of previously held equity interests	7,987

Total	14,595

(i)Net assets acquired included noncontrolling interests of RMB220 million that is classified as mezzanine equity.

(ii)Acquired amortizable intangible assets have estimated amortization periods not exceeding four years and a weighted-average amortization period of 3.4 years.

One Touch
Acquisition
Schedule of the allocation of the purchase price at the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired	105
Amortizable intangible assets (i)
User base and customer relationships	25
Trade names, trademarks and domain names	196
Developed technology and patents	4
Non-compete agreements	703
Goodwill	3,998
Deferred tax liabilities	(232)

Total	4,799

Total purchase price comprised of:
- cash consideration	790
- contingent cash consideration	1,094
- fair value of previously held equity interests	2,915

Total	4,799

(i)Acquired amortizable intangible assets have estimated amortization periods not exceeding five years and a weighted-average amortization period of 4.5 years

Other acquisitions, summarized
Acquisition
Schedule of the allocation of the purchase price at the date of acquisition

	Year ended March 31,
	2014	2015	2016
	(in millions of RMB)
Net assets	24	266	350
Identifiable intangible assets	486	421	876
Deferred tax assets	—	5	—
Deferred tax liabilities	(29)	(95)	(198)

	481	597	1,028
Noncontrolling interests	—	(269)	(10)

Net identifiable assets acquired	481	328	1,018
Goodwill	543	1,806	1,403

Total purchase consideration	1,024	2,134	2,421
Fair value of previously held equity interests	—	(107)	—
Purchase consideration settled	(731)	(1,927)	(2,360)

Contingent/deferred consideration as of year end	293	100	61

Total purchase consideration comprised of:
- cash consideration	843	2,027	2,421
- fair value of previously held equity interests	—	107	—
- share-based consideration	181	—	—

Total	1,024	2,134	2,421